Schedule of Investments (unaudited)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$375	$382,638
5.00%, 09/01/22	100	102,616
5.00%, 09/01/23 (PR 09/01/22)	150	153,924
Series A, 5.00%, 09/01/22	250	256,539
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/22	90	90,000
Series B, 5.00%, 05/01/22	410	414,744
Alabama Public School and College Authority RB, Series A,
5.00%, 11/01/22	1,610	1,663,926
City of Huntsville AL GOL, Series C, 5.00%, 11/01/22	170	175,668
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	186,001
State of Alabama GO, Series A, 5.00%, 08/01/22	790	807,998
		4,234,054
Alaska — 0.1%
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	255	261,625

Arizona — 3.1%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/22	140	142,104
Series B, 5.00%, 06/01/22	75	76,127
Series C, 5.00%, 06/01/22	140	142,033
Arizona Department of Transportation State Highway Fund
Revenue RB
Series A, 5.00%, 07/01/22	745	759,030
Series A, 5.00%, 07/01/27 (PR 07/01/22)	415	422,763
Series A, 5.00%, 07/01/34 (PR 07/01/22)	1,100	1,120,623
Arizona State University RB
Series A, 5.00%, 07/01/22	325	331,175
Series B, 5.00%, 07/01/22	100	101,900
Arizona Transportation Board RB, 5.00%, 07/01/22	540	550,170
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	435	448,041
Series A, 5.00%, 10/01/22 (ETM)	125	128,586
City of Chandler AZ GOL, 4.00%, 07/01/22	120	121,790
City of Chandler AZ RB, 5.00%, 07/01/22	140	142,666
City of Mesa AZ RB, 5.00%, 07/01/22	250	254,761
City of Phoenix AZ GO, 4.00%, 07/01/22	200	202,991
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/22	525	532,852
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	1,065	1,085,282
5.50%, 07/01/22 (NPFGC)	200	204,222
Series A, 5.00%, 07/01/22	265	270,047
Series B, 5.00%, 07/01/22	760	774,473
City of Scottsdale AZ GO, Series B, 5.00%, 07/01/22	215	219,094
City of Tempe AZ GOL
Series B, 4.50%, 07/01/22	55	55,934
Series C, 4.00%, 07/01/22	105	106,566
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	140	142,666
Series A, 5.00%, 07/01/22	45	45,857
County of Pima AZ GOL, 4.00%, 07/01/22	145	147,150
County of Pima AZ RB, 5.00%, 07/01/22	300	305,688
Gilbert Water Resource Municipal Property Corp. RB, 5.00%,
07/01/22	155	157,952
Maricopa County Community College District GO, 5.00%,
07/01/22	445	453,475
Security	Par (000)	Value

Arizona (continued)
Maricopa County High School District No. 210-Phoenix GO,
Series E, 5.00%, 07/01/22	$50	$50,948
Maricopa County High School District No. 210-Phoenix GOL,
5.00%, 07/01/22	540	550,238
Pima County Regional Transportation Authority RB, 5.00%,
06/01/22	100	101,533
Salt River Project Agricultural Improvement & Power District
RB, Series A, 5.00%, 12/01/22	200	207,339
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/22	330	336,298
State of Arizona COP, 5.00%, 09/01/22	665	682,276
University of Arizona (The) RB
5.00%, 06/01/22	255	258,902
Series A, 5.00%, 06/01/22	100	101,531
		11,735,083
Arkansas — 0.3%
State of Arkansas GO
3.00%, 10/01/22	275	279,530
5.00%, 04/01/22	140	141,073
5.00%, 10/01/22	640	659,013
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	139,428
		1,219,044
California — 10.9%
Acalanes Union High School District GO, 5.00%, 08/01/22	210	214,795
Alameda Corridor Transportation Authority RB, Series A,
5.00%, 10/01/22	185	190,282
Alameda County Transportation Commission RB, 4.00%,
03/01/22	100	100,305
Alameda Unified School District-Alameda County/CA GO,
Series A, 0.00%, 08/01/22 (AGM)(a)	260	259,318
Benicia Unified School District GO, Series A, 0.00%, 08/01/22
(NPFGC)(a)	25	24,936
Berkeley Unified School District/CA GO, 5.00%, 08/01/22	375	383,562
Beverly Hills Unified School District CA GO, 0.00%,
08/01/22(a)	60	59,866
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	89,711
California Health Facilities Financing Authority RB
Series A, 5.00%, 03/01/22	160	160,607
Series A, 5.00%, 10/01/22	165	169,924
Series C, VRDN,5.00%, 08/01/31(b)	355	366,618
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	101,871
Series A, 5.00%, 10/01/22	320	329,506
California State Public Works Board RB
Series A, 4.00%, 04/01/22	20	20,119
Series A, 5.00%, 04/01/22	130	130,986
Series A, 5.00%, 06/01/22	300	304,580
Series B, 5.00%, 10/01/22	430	442,774
Series C, 5.00%, 11/01/22	135	139,480
Series D, 5.00%, 09/01/22	560	574,648
Series D, 5.00%, 09/01/37 (PR 09/01/22)	200	205,232
Series F, 5.00%, 05/01/22	260	262,995
Series G, 5.00%, 05/01/22	125	126,440
Series G, 5.00%, 11/01/22	95	98,153
Series H, 5.00%, 12/01/22	385	399,061
California State University RB
Series A, 3.00%, 11/01/22	200	203,705
Series A, 5.00%, 11/01/22	560	578,714

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 11/01/22 (AGM)	$30	$31,003
Serise A, 5.00%, 11/01/22	500	516,709
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	50,594
Series A, 5.00%, 05/15/22	100	101,211
Carlsbad Unified School District GO, 0.00%, 05/01/22
(NPFGC)(a)	100	99,903
Chabot-Las Positas Community College District GO, 5.00%,
08/01/22	225	230,126
City & County of San Francisco CA COP, Series R-1, 5.00%,
09/01/22	75	76,980
City & County of San Francisco CA GO, Series R-1, 5.00%,
06/15/22	165	167,785
City of Foster City CA GO, 4.00%, 08/01/22	150	152,681
City of Los Angeles CA Wastewater System Revenue RB
Series B, 4.00%, 06/01/22	435	440,220
Series C, 5.00%, 06/01/22	60	60,918
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/22	50	50,663
Series C, 5.00%, 05/15/22	80	81,061
City of Riverside CA Sewer Revenue RB, Series A, 5.00%,
08/01/22	220	225,046
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	82,116
City of San Francisco CA Public Utilities Commission Water
Revenue RB
4.00%, 11/01/22	50	51,302
5.00%, 11/01/22	295	304,881
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%,
07/01/22	135	137,577
Contra Costa Transportation Authority RB, Series A, 5.00%,
03/01/22	75	75,287
Contra Costa Water District RB
5.00%, 10/01/22	125	128,739
Series T, 4.00%, 10/01/22	400	409,317
Corona-Norco Unified School District GO, Series C, 0.00%,
08/01/22 (AGM)(a)	100	99,723
County of Los Angeles CA COP, 5.00%, 09/01/22	130	133,262
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	40,911
Desert Community College District GO, 4.00%, 08/01/22	100	101,797
Dublin Unified School District GO, 5.00%, 08/01/22	200	204,567
East Bay Municipal Utility District Water System Revenue RB,
Series B, 5.00%, 06/01/22	100	101,533
East Bay Regional Park District GO, Serise A, 4.00%,
09/01/22	100	102,055
East Side Union High School District GO, 5.00%, 08/01/22	140	143,197
El Camino Community College District Foundation (The) GO,
5.00%, 08/01/22	150	153,425
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	59,869
Evergreen School District GO, 5.00%, 09/01/22	100	102,645
Foothill-De Anza Community College District GO, 5.00%,
08/01/22	70	71,584
Fullerton School District GO, Series A, 0.00%, 08/01/22
(NPFGC)(a)	80	79,786
Healdsburg Unified School District GO, Series A, 0.00%,
08/01/22(a)	80	79,806
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)(a)	55	54,774
Series D, 0.00%, 09/01/22 (NPFGC)(a)	100	99,721
Los Altos Elementary School District GO, 4.00%, 08/01/22	25	25,447
Security	Par (000)	Value

California (continued)
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	$130	$133,015
Series G, 4.00%, 08/01/22	100	101,822
Series G, 5.00%, 08/01/22	125	127,899
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/22	50	50,765
Series A, 5.00%, 07/01/22	825	840,675
Series B, 5.00%, 07/01/22	155	157,945
Serise A, 5.00%, 07/01/22	125	127,375
Los Angeles County Public Works Financing Authority RB,
Series D, 5.00%, 12/01/22	50	51,865
Los Angeles County Redevelopment Refunding Authority TA,
Series C, 5.00%, 12/01/22	25	25,858
Los Angeles Department of Water & Power Power System
Revenue RB, Series A, 5.00%, 07/01/22	320	326,135
Los Angeles Department of Water & Power System
Revenue RB
Series A, 4.00%, 07/01/22	90	91,323
Series A, 5.00%, 07/01/22	330	336,215
Series B, 5.00%, 07/01/22	220	224,143
Series C, 4.00%, 07/01/22	45	45,662
Los Angeles Unified School District/CA GO
5.00%, 07/01/22	460	468,721
Series A, 5.00%, 07/01/22	975	993,486
Series B, 5.00%, 07/01/22	455	463,627
Series B-1, 5.00%, 07/01/22	285	290,403
Series C, 5.00%, 07/01/22	205	208,887
Serise A, 5.00%, 07/01/22	80	81,517
Manhattan Beach Unified School District GO, Series B, 0.00%,
09/01/22 (NPFGC)(a)	25	24,927
Metropolitan Water District of Southern California RB, Series A,
5.00%, 07/01/22	350	356,591
Milpitas Redevelopment Agency Successor Agency TA, 5.00%,
09/01/22	155	158,760
Modesto Irrigation District RB, 5.00%, 10/01/22	800	823,874
Monterey Peninsula Community College District GO, 0.00%,
08/01/22(a)	110	109,755
Morgan Hill Redevelopment Agency Successor Agency TA,
Series A, 5.00%, 09/01/22	50	51,293
Mount Diablo Unified School District/CA GO, Series A, 0.00%,
08/01/22 (AGM)(a)	160	159,588
Municipal Improvement Corp. of Los Angeles RB, Series B,
5.00%, 11/01/22	185	191,253
New Haven Unified School District GO, 0.00%, 08/01/22
(AGM)(a)	50	49,842
Novato Unified School District/CA GO, 4.00%, 02/01/22	80	80,000
Orange County Water District RB, Series C, 5.00%, 08/15/22	100	102,453
Oxnard Financing Authority RB, 5.00%, 06/01/22	20	20,301
Poway Redevelopment Agency Successor Agency TA,
Series A, 5.00%, 06/15/22	25	25,422
Poway Unified School District GO, 5.00%, 08/01/22	15	15,341
Redwood City Elementary School District/CA GO, 0.00%,
08/01/22 (NPFGC)(a)	40	39,844
Sacramento County Sanitation Districts Financing Authority RB
Series A, 5.00%, 12/01/22	200	207,390
Series A, 5.25%, 12/01/22 (NPFGC)	145	150,657
Sacramento Municipal Utility District RB
5.00%, 07/01/22	60	61,148
5.00%, 08/15/22	160	163,916
Series D, 5.00%, 08/15/22	50	51,224

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 08/15/22	$250	$256,118
San Diego County Regional Transportation Commission RB,
Series A, 5.00%, 10/01/22	1,500	1,544,969
San Diego County Water Authority Financing Corp. RB, 5.00%,
05/01/22	340	343,942
San Diego Regional Building Authority RB, Series A, 5.00%,
10/15/22	260	268,241
San Diego Unified School District/CA GO
3.00%, 07/01/22	100	101,074
Series A, 0.00%, 07/01/22 (NPFGC)(a)	480	479,168
Series D-1, 5.50%, 07/01/22 (NPFGC)	200	204,213
Series D-2, 5.00%, 07/01/22	435	443,266
Series H-2, 5.00%, 07/01/22	175	178,325
San Francisco Bay Area Rapid Transit District Sales Tax
Revenue RB, Series A, 5.00%, 07/01/22	75	76,435
San Francisco City & County Airport Commission San
Francisco International Airport RB
Series A, 5.00%, 05/01/22	125	126,434
Series D, 5.00%, 05/01/22	250	252,867
VRDN, VRDN,0.05%, 05/01/58 ( 01/31/22)(b)	1,000	1,000,000
San Joaquin Delta Community College District GO, Series A,
5.00%, 08/01/22	115	117,614
San Jose Evergreen Community College District GO, Serise B,
4.00%, 09/01/22	100	102,060
San Jose Financing Authority RB, Series A, 5.00%, 06/01/22	50	50,762
San Juan Unified School District GO, 0.00%, 08/01/22
(AGM)(a)	125	124,728
San Mateo County Community College District GO
4.00%, 09/01/22	30	30,620
Series A, 0.00%, 09/01/22 (NPFGC)(a)	175	174,502
San Rafael City High School District/CA GO, Series B, 0.00%,
08/01/22 (NPFGC)(a)	100	99,743
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22
(AMBAC)(a)	75	74,582
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/22	110	111,982
5.00%, 08/01/22	110	112,528
Santa Ana Unified School District GO, Series B, 0.00%,
08/01/22 (NPFGC)(a)	40	39,840
Santa Clara County Financing Authority RB, Series A, 5.00%,
11/15/22	415	429,602
Santa Clara Valley Water District COP, Series C, 5.00%,
06/01/22	125	126,900
Santa Monica Community College District GO
Series A, 5.00%, 08/01/22	100	102,283
Series E, 0.00%, 08/01/22(a)	50	49,869
Santa Monica-Malibu Unified School District, Series E, 4.00%,
08/01/22	275	279,901
Santa Monica-Malibu Unified School District GO, 0.00%,
08/01/22 (NPFGC)(a)	55	54,883
Saratoga Union School District GO, Series A, 0.00%, 09/01/22
(NPFGC)(a)	170	169,486
Sierra Joint Community College District School Facilities
District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	50	49,881
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	117,626
Southern California Public Power Authority RB, Series A,
5.00%, 07/01/22	115	117,190
Security	Par (000)	Value

California (continued)
State of California Department of Water Resources Power
Supply Revenue RB
Series O, 4.00%, 05/01/22	$135	$136,215
Series O, 5.00%, 05/01/22	525	531,021
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	430	445,851
Series AR, 5.00%, 12/01/22	65	67,396
Series AS, 5.00%, 12/01/22	75	77,765
Series AW, 5.00%, 12/01/22	105	108,871
Series AX, 5.00%, 12/01/22	100	103,686
State of California GO
3.00%, 10/01/22	140	142,334
4.00%, 02/01/22	70	70,000
4.00%, 09/01/22	345	352,088
4.00%, 10/01/22	125	127,912
5.00%, 02/01/22	755	755,000
5.00%, 03/01/22	70	70,268
5.00%, 04/01/22	850	856,559
5.00%, 05/01/22	435	440,022
5.00%, 08/01/22	300	306,820
5.00%, 09/01/22	2,950	3,027,691
5.00%, 10/01/22	1,035	1,065,957
5.00%, 11/01/22	310	320,359
5.00%, 12/01/22	1,320	1,368,659
5.25%, 09/01/22	115	118,195
5.25%, 10/01/22	590	608,624
Series A, 5.00%, 09/01/22	285	292,506
Series A, 5.00%, 10/01/22	100	102,991
Series B, 5.00%, 08/01/22	480	490,911
Series B, 5.00%, 09/01/22	1,200	1,231,603
Torrance Unified School District GO, 5.00%, 08/01/22	40	40,913
University of California RB
Series AO, 4.00%, 05/15/22	20	20,209
Series AO, 5.00%, 05/15/22	245	248,256
Series AR, 4.00%, 05/15/22	75	75,782
Series G, 5.00%, 05/15/22	140	141,860
Ventura County Community College District GO
5.00%, 08/01/22	105	107,397
Series C, 0.00%, 08/01/22(a)	250	249,283
West Valley-Mission Community College District GO, Series A,
4.00%, 08/01/22	175	178,127
William S Hart Union High School District GO, Series B,
0.00%, 09/01/22 (AGM)(a)	25	24,920
		41,175,011
Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series A, 5.00%, 03/01/22	210	210,800
Series B, 5.00%, 03/01/22	250	250,952
City & County of Denver CO Airport System Revenue RB,
Series B, 5.00%, 11/15/22	325	336,514
City & County of Denver CO RB, Series A, 5.00%, 08/01/22	120	122,667
City & County of Denver Co. GO, Series A, 5.00%, 08/01/22	100	102,273
City of Colorado Springs CO Utilities System Revenue RB,
Series A, 5.00%, 11/15/22	190	196,731
Denver City & County School District No. 1 GO
4.00%, 12/01/22 (SAW)	100	102,901
Series B, 4.00%, 12/01/22 (SAW)	275	282,979
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	1,100	1,131,168
Series B, 5.00%, 12/01/25 (PR 12/01/22) (SAW)	225	233,237
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	480	497,571

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	$465	$482,022
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22
(NPFGC)(a)	90	89,552
Summit County School District No. Re-1 Summit GO, 5.00%,
12/01/22 (SAW)	75	77,765
University of Colorado RB
Serise A-1, 4.00%, 06/01/22	120	121,436
Serise A-1, 4.00%, 06/01/22 (ETM)	100	101,177
Serise B, 5.00%, 06/01/22	175	177,672
Serise B, 5.00%, 06/01/22 (ETM)	5	5,075
		4,522,492
Connecticut — 1.6%
City of Stamford CT GO, Series B, 5.00%, 07/01/22	195	198,689
Connecticut State Health & Educational Facilities Authority RB
Series A-1, VRDN,5.00%, 07/01/42(b)	645	657,229
Series A-2, VRDN,5.00%, 07/01/42(b)	350	356,636
Series E, 5.00%, 07/01/22	150	152,844
State of Connecticut GO
5.00%, 11/15/22	150	155,205
Series A, 4.00%, 03/01/22	50	50,151
Series A, 5.00%, 10/15/22	570	587,819
Series C, 5.00%, 06/01/22	130	131,976
Series C, 5.00%, 06/15/22	90	91,523
Series D, 5.00%, 06/15/22	20	20,338
Series D, 5.00%, 08/15/22	240	245,808
Series E, 5.00%, 08/15/22	175	179,235
Series E, 5.00%, 10/15/22	670	690,945
Series F, 4.00%, 11/15/22	675	693,137
Series F, 5.00%, 11/15/22	130	134,511
Serise F, 5.00%, 09/15/22	300	308,325
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/22	130	132,929
Series A, 5.00%, 09/01/22	465	477,136
Series A, 5.00%, 10/01/22	210	216,224
Series B, 5.00%, 08/01/22	135	138,041
University of Connecticut RB
Series A, 5.00%, 02/15/22	105	105,179
Series A, 5.00%, 08/15/22	125	128,025
		5,851,905
Delaware — 0.8%
City of Wilmington DE GO, 4.00%, 06/01/22	115	116,365
Delaware Transportation Authority RB
5.00%, 06/01/22	345	350,290
5.00%, 07/01/22	865	881,547
State of Delaware GO
Series A, 5.00%, 10/01/22	300	309,014
Series B, 5.00%, 07/01/22	275	280,260
Series C, 5.00%, 03/01/22	785	788,022
University of Delaware RB, Series A, 5.00%, 11/01/22	105	108,485
		2,833,983
District of Columbia — 1.1%
District of Columbia GO
5.00%, 10/15/22	225	232,131
Series A, 5.00%, 06/01/22	1,050	1,066,172
Series B, 5.00%, 06/01/22	100	101,540
Series D, 5.00%, 06/01/22	125	126,925
Series E, 5.00%, 06/01/22	155	157,387
District of Columbia RB
5.00%, 07/15/22	75	76,523
Security	Par (000)	Value

District of Columbia (continued)
Series A, 4.00%, 12/01/22	$195	$200,658
Series A, 5.00%, 12/01/22	515	534,204
Series C, 4.00%, 12/01/22	150	154,352
Series C, 5.00%, 10/01/22	125	128,782
Series C, 5.00%, 12/01/22	210	217,831
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22	175	180,223
Series C, 5.00%, 10/01/22	415	427,385
Metropolitan Washington Airports Authority Aviation Revenue
RB, Series C, 5.00%, 10/01/22	505	519,968
Washington Metropolitan Area Transit Authority RB, Series B,
5.00%, 07/01/22	125	127,375
		4,251,456
Florida — 4.6%
Board of Governors State University System of Florida RB,
Series A, 5.00%, 07/01/22	50	50,944
Broward County FL Water & Sewer Utility Revenue RB,
Series B, 5.00%, 10/01/22	405	417,114
Central Florida Expressway Authority RB, Series B, 4.00%,
07/01/22	55	55,797
City of Jacksonville FL RB
5.00%, 10/01/22	330	339,961
Series A, 4.00%, 10/01/22	50	51,178
Series A, 5.00%, 10/01/22	100	103,018
Series C, 5.00%, 10/01/22	100	103,018
City of Tallahassee FL Energy System Revenue RB, 5.00%,
10/01/22	70	72,098
City of Tampa FL RB
5.00%, 10/01/22	230	236,833
Series A, 5.00%, 10/01/22	140	144,159
Series B, 5.00%, 10/01/22	75	77,228
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22	245	252,195
Series P-2, 5.00%, 10/01/22	170	174,992
Series Q-1, 5.00%, 10/01/22	50	51,468
County of Hillsborough FL Community Investment Tax
Revenue RB, 5.00%, 11/01/22	160	165,261
County of Lee FL Transportation Facilities Revenue RB,
5.00%, 10/01/22 (AGM)	100	102,889
County of Miami-Dade FL Aviation Revenue RB, Series B,
5.00%, 10/01/22	575	591,534
County of Miami-Dade FL GO, 5.00%, 07/01/22	140	142,631
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	135	138,974
County of Miami-Dade FL Transit System RB, 5.00%,
07/01/22	300	305,472
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	235	241,917
Series A, 4.38%, 10/01/22 (AGM)	100	102,530
Series B, 5.25%, 10/01/22 (AGM)	525	541,322
County of Palm Beach FL RB
5.00%, 05/01/22	60	60,690
5.00%, 06/01/22	100	101,527
5.00%, 11/01/22	45	46,504
Series A, 5.00%, 11/01/22	50	51,671
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%,
10/01/22	30	30,697
County of Pasco FL Water & Sewer Revenue RB, Series A,
5.00%, 10/01/22	80	82,366
County of Sarasota FL RB, 5.00%, 10/01/22	55	56,645

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/22	$1,075	$1,095,472
Serise A, 5.00%, 07/01/22	150	152,857
Florida Department of Management Services COP, Series A,
5.00%, 08/01/22	295	301,676
Florida Municipal Power Agency RB, Series A, 5.00%,
10/01/22	325	334,500
Florida State University Housing Facility Revenue RB,
Series A, 5.00%, 05/01/22	250	252,861
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/22	715	728,435
Series B, 5.00%, 07/01/22	540	550,146
Series C, 5.00%, 07/01/22	200	203,758
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	235,077
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	82,360
JEA Water & Sewer System Revenue RB, Series A, 5.00%,
10/01/22	140	144,112
Miami-Dade County Educational Facilities Authority Revenue
RB, Series B, 5.25%, 04/01/22 (AMBAC)	65	65,501
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/22	80	81,466
Series B, 5.00%, 07/01/22	265	269,856
Orange County School Board COP, Series D, 5.00%, 08/01/22	290	296,519
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	340	350,216
Series C, 4.00%, 10/01/22	175	179,100
Series C, 5.00%, 10/01/22	255	262,662
Series C, 5.25%, 10/01/22	130	134,121
Orlando-Orange County Convention Center RB, 5.00%,
10/01/22	270	277,764
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	275	280,179
Series B, 5.00%, 07/01/22	220	224,143
Series B, 5.00%, 07/01/22 (AGM)	185	188,523
Palm Beach County School District COP
Series B, 5.00%, 08/01/22	250	255,594
Series D, 5.00%, 08/01/22	375	383,391
Reedy Creek Improvement District GOL
5.00%, 06/01/22	120	121,820
Series A, 5.00%, 06/01/22	65	65,986
Series B, 4.00%, 06/01/22	160	161,899
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/22	315	318,597
Series D, 5.00%, 02/01/22	65	65,000
Series D, 5.00%, 11/01/22	160	165,285
School Board of Miami-Dade County (The) GO, 5.00%,
03/15/22	130	130,740
School District of Broward County/FL COP
Series A, 5.00%, 07/01/22	425	432,978
Series B, 5.00%, 07/01/22	20	20,375
Series C, 5.00%, 07/01/22	250	254,687
State of Florida Department of Transportation RB, 5.00%,
07/01/22	75	76,412
State of Florida GO
Series A, 5.00%, 06/01/22	640	649,749
Series A, 5.00%, 07/01/22	95	96,793
Series B, 5.00%, 06/01/22	490	497,464
Series C, 5.00%, 06/01/22	575	583,759
Series E, 5.00%, 06/01/22	80	81,219
Security	Par (000)	Value

Florida (continued)
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/22	$1,010	$1,029,106
Series B, 5.00%, 07/01/22	90	91,702
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	117,579
		17,184,072
Georgia — 2.0%
City of Atlanta GA Airport Passenger Facility Charge RB,
Series F, 5.00%, 07/01/22	150	152,774
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	700	723,338
Series B, 5.00%, 11/01/22	150	155,001
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/22	175	177,666
Series B, 5.00%, 10/01/22 (GTD)	150	154,497
Gwinnett County School District GO, 5.00%, 02/01/22	370	370,000
Gwinnett County Water & Sewerage Authority RB, 5.00%,
08/01/22	500	511,366
Metropolitan Atlanta Rapid Transit Authority RB, Series A,
5.00%, 07/01/30 (PR 07/01/22)	2,015	2,053,118
Municipal Electric Authority of Georgia RB, Series A, 5.00%,
11/01/22	135	139,356
State of Georgia GO
Series A, 5.00%, 02/01/22	125	125,000
Series A-1, 5.00%, 02/01/22	215	215,000
Series C, 4.00%, 09/01/22	405	413,321
Series C, 4.00%, 10/01/22	1,215	1,243,300
Series E, 5.00%, 12/01/22	250	259,216
Serise H, 5.00%, 12/01/22	650	673,961
		7,366,914
Hawaii — 2.6%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/22	175	178,320
Series A, 5.00%, 07/01/25 (PR 07/01/22)	1,155	1,176,849
Series A, 5.00%, 07/01/30 (PR 07/01/22)	125	127,365
Series B, 5.00%, 07/01/22	120	122,290
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/22	230	236,879
Series A, 5.00%, 11/01/22 (ETM)	25	25,830
Series A, 5.00%, 11/01/25 (PR 11/01/22)	2,000	2,066,375
Series A, 5.00%, 11/01/33 (PR 11/01/22)	1,175	1,213,995
Series B, 5.00%, 09/01/22	50	51,317
Series B, 5.00%, 10/01/22 (ETM)	125	128,739
Series B, 5.00%, 11/01/22	225	232,519
Series C, 5.00%, 10/01/22	220	226,580
Series E, 3.00%, 09/01/22	100	101,475
County of Hawaii HI GO
Series A, 5.00%, 09/01/22	145	148,827
Series B, 5.00%, 09/01/22	370	379,766
Honolulu City & County Board of Water Supply RB, Series A,
5.00%, 07/01/22	20	20,381
State of Hawaii GO
Series EE, 4.00%, 11/01/22 (ETM)	35	35,901
Series EE, 5.00%, 11/01/23 (PR 11/01/22)	580	599,249
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	115	118,816
Series EF, 5.00%, 11/01/22	220	227,487
Series EO, 5.00%, 08/01/22	150	153,471
Series EP, 5.00%, 08/01/22	150	153,471
Series EX, 3.00%, 10/01/22	150	152,582
Series EZ, 5.00%, 10/01/22	175	180,330

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series FE, 5.00%, 10/01/22	$535	$551,294
Series FG, 5.00%, 10/01/22	110	113,350
Series FH, 5.00%, 10/01/22	660	680,101
Series FN, 5.00%, 10/01/22	70	72,132
University of Hawaii RB, Series D, 5.00%, 10/01/22	205	211,132
		9,686,823
Idaho — 0.1%
Idaho Housing & Finance Association RB
Series A, 5.00%, 07/15/22	150	153,046
Series B, 5.00%, 07/15/22	205	209,191
		362,237
Illinois — 1.5%
Chicago Transit Authority Capital Grant Receipts Revenue RB,
5.00%, 06/01/22	100	101,449
Illinois Finance Authority RB
5.00%, 07/01/22	180	183,428
5.00%, 10/01/22	25	25,736
Series A, 5.00%, 10/01/22	230	236,801
Illinois State Toll Highway Authority RB, Series A, 5.00%,
12/01/22	645	668,227
Metropolitan Pier & Exposition Authority RB, 5.65%, 06/15/22
(ETM NPFGC)	5	5,093
Regional Transportation Authority RB, Series A, 5.50%,
07/01/22 (NPFGC)	55	56,149
State of Illinois GO
0.00%, 08/01/22(a)	100	99,585
4.00%, 02/01/22	55	55,000
4.00%, 09/01/22	100	101,875
5.00%, 02/01/22	610	610,000
5.00%, 05/01/22	370	373,983
5.00%, 08/01/22 (AGM)	200	204,388
Series A, 5.00%, 10/01/22	535	549,895
Series A, 5.00%, 12/01/22	500	517,141
Series B, 5.00%, 09/01/22	300	307,358
Series B, 5.00%, 10/01/22	170	174,733
Series C, 4.00%, 03/01/22	70	70,194
Series D, 5.00%, 11/01/22	800	824,873
State of Illinois RB, Series C, 5.00%, 06/15/22	100	101,679
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/22	400	406,716
University of Illinois RB, Series A, 5.00%, 04/01/22	105	105,794
		5,780,097
Indiana — 0.6%
Ball State University RB
5.00%, 07/01/22	45	45,857
Series R, 5.00%, 07/01/22	325	331,189
Indiana Finance Authority RB
Series A, 5.00%, 02/01/22	125	125,000
Series A, 5.00%, 06/01/22	100	101,533
Series A, 5.00%, 10/01/22	155	159,594
Series A, 5.00%, 12/01/22	210	217,741
Series B, 5.00%, 02/01/22	235	235,000
Serise A, 5.00%, 12/01/22	245	254,031
Indiana Transportation Finance Authority RB, Series B, 5.75%,
12/01/22	115	119,963
Indiana University RB
Series A, 5.00%, 06/01/22	390	395,994
Series Y, 5.00%, 08/01/22	85	86,937
Indianapolis Local Public Improvement Bond Bank RB,
Series E, 0.00%, 02/01/22 (AMBAC)(a)	50	50,000
Security	Par (000)	Value

Indiana (continued)
Purdue University RB, Series A, 5.00%, 07/01/22	$140	$142,672
		2,265,511
Iowa — 0.5%
Ankeny Community School District GO, Series A, 4.00%,
06/01/22	25	25,298
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/22	125	126,925
City of Des Moines IA GO
Series B, 5.00%, 06/01/22	205	208,137
Series E, 5.00%, 06/01/22	195	197,984
Des Moines Independent Community School District RB,
5.00%, 06/01/22 (BAM)	60	60,920
Iowa City Community School District RB, 5.00%, 06/01/22	120	121,783
Iowa Finance Authority RB, 5.00%, 08/01/22	405	414,206
State of Iowa Board of Regents RB, 4.00%, 09/01/22	215	219,316
State of Iowa RB, Series A, 5.00%, 06/01/22	645	654,782
		2,029,351
Kansas — 0.4%
Johnson County Public Building Commission RB, Series B,
5.00%, 09/01/22	270	277,031
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	840	861,573
Series B, 5.00%, 09/01/22	135	138,467
Series C, 5.00%, 09/01/22	100	102,568
Wyandotte County-Kansas City Unified Government Utility
System Revenue RB, Series A, 5.00%, 09/01/22	125	128,218
		1,507,857
Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B,
5.00%, 11/01/22	100	103,204

Louisiana — 0.6%
East Baton Rouge Sewerage Commission RB, Series B,
5.00%, 02/01/22	50	50,000
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	110	113,541
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 4.00%, 05/01/22	70	70,635
Series A-1, 5.00%, 05/01/22	105	106,212
State of Louisiana GO
Series A, 5.00%, 08/01/22	145	148,296
Series A, 5.00%, 09/01/22	100	102,634
Series A, 5.00%, 08/01/26 (PR 08/01/22)	185	189,177
Series B, 5.00%, 08/01/22	50	51,137
Series B, 5.00%, 10/01/22	115	118,440
Series C, 4.00%, 07/15/22	160	162,600
Series C, 5.00%, 07/15/22	100	102,077
Series C, 5.00%, 07/15/25 (PR 07/15/22)	295	301,105
Series C, 5.00%, 07/15/26 (PR 07/15/22)	500	510,347
State of Louisiana RB
5.00%, 09/01/22	150	153,941
Series A, 5.00%, 06/15/22	50	50,852
		2,230,994
Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22	560	575,048
Series A, 5.00%, 11/01/22	100	103,342
Series B, 5.00%, 11/01/22	85	87,840
Series C, 5.00%, 11/01/22	320	330,694
Series D, 5.00%, 11/01/22	160	165,347
Series D, 5.00%, 11/01/22 (ETM)	10	10,324

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine (continued)
Maine Turnpike Authority RB, 5.00%, 07/01/22	$155	$157,932
State of Maine GO, Series B, 5.00%, 06/01/22	210	213,227
		1,643,754
Maryland — 3.8%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	225	232,050
City of Baltimore MD RB
Series A, 5.00%, 07/01/22	135	137,554
Series D, 5.00%, 07/01/22	140	142,648
County of Anne Arundel MD GOL
5.00%, 04/01/22	435	438,365
5.00%, 10/01/22	300	308,994
County of Baltimore MD COP, 5.00%, 10/01/22	60	61,795
County of Baltimore MD GO
5.00%, 02/01/22	225	225,000
Series B, 5.00%, 08/01/22	515	526,759
Series C, 4.00%, 09/01/22	265	270,476
County of Baltimore MD RB, Series B, 5.00%, 07/01/22	190	193,594
County of Charles MD GO
5.00%, 03/01/22	150	150,577
5.00%, 10/01/22	500	515,024
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	204,556
County of Howard MD, Series A, 5.00%, 02/15/22	125	125,216
County of Howard MD GO, Series A, 5.00%, 02/15/22	350	350,604
County of Montgomery MD GO
Series A, 5.00%, 11/01/22	110	113,710
Series A, 5.00%, 12/01/22	250	259,301
Series B, 5.00%, 12/01/22	120	124,465
Series C, 5.00%, 10/01/22	500	515,092
County of Prince George’s MD COP, 5.00%, 10/15/22	75	77,339
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/22	100	102,086
Series C, 5.00%, 08/01/22	530	542,048
Serise A, 5.00%, 09/01/22	130	133,439
Maryland Health & Higher Educational Facilities Authority RB,
Series A, 5.00%, 07/01/22	195	198,689
Maryland State Transportation Authority RB, 5.00%, 07/01/22	185	188,547
State of Maryland Department of Transportation RB
5.00%, 04/01/22	60	60,463
5.00%, 09/01/22	500	513,227
5.00%, 10/01/22	895	921,892
State of Maryland GO
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	1,300	1,304,951
First Series C, 4.00%, 08/15/22	210	214,039
Second Series B, 5.00%, 08/01/22	1,935	1,979,281
Series A, 5.00%, 03/01/22	150	150,579
Series B, 5.00%, 08/01/22	600	613,730
Series C, 5.00%, 08/01/22	1,245	1,273,490
Washington Suburban Sanitary Commission RB, 5.00%,
06/01/22	1,030	1,045,864
		14,215,444
Massachusetts — 3.8%
Boston Water & Sewer Commission RB, Series A, 4.25%,
11/01/22	440	452,280
City of Boston MA GO
5.00%, 11/01/22	750	775,006
Series A, 5.00%, 03/01/22	425	426,636
Series B, 5.00%, 04/01/22	250	251,933
Commonwealth of Massachusetts GOL
Series A, 5.00%, 05/01/22	60	60,699
Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 07/01/22	$410	$417,843
Series B, 5.00%, 08/01/22	270	276,138
Series B, 5.25%, 08/01/22	210	215,034
Series C, 5.00%, 02/01/22	100	100,000
Series C, 5.00%, 04/01/22	290	292,267
Series C, 5.00%, 07/01/22	300	305,739
Series C, 5.00%, 08/01/22	215	219,887
Series C, 5.00%, 10/01/22	275	283,226
Series C, 5.00%, 07/01/24 (PR 07/01/22)	285	290,391
Series C, 5.50%, 12/01/22 (AMBAC)	485	504,885
Series E, 5.00%, 09/01/22	105	107,765
Series E, 5.00%, 11/01/22	110	113,676
Series E, 5.00%, 09/01/25 (PR 09/01/22)	390	400,201
Series E, 5.00%, 09/01/28 (PR 09/01/22)	1,285	1,318,613
Series F, 5.00%, 11/01/23 (PR 11/01/22)	570	588,917
Series F, 5.00%, 11/01/25 (PR 11/01/22)	150	154,978
Series F, 5.00%, 11/01/26 (PR 11/01/22)	500	516,594
Series H, 5.00%, 12/01/22	1,215	1,259,789
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/22	355	360,444
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/22(a)	100	99,814
Series A, 5.00%, 07/01/22	1,035	1,054,798
Series A, 5.25%, 07/01/22	80	81,613
Series B, 5.25%, 07/01/22	450	459,072
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	220	225,012
Series 12B, 5.00%, 08/01/22	500	511,391
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	100	101,892
Series A, 5.00%, 07/15/22	200	204,181
Massachusetts Health & Educational Facilities Authority RB,
Serise K, 5.50%, 07/01/22	250	255,277
Massachusetts Port Authority RB, Series B, 4.00%, 07/01/22	20	20,296
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/22	740	758,110
Series A, 5.00%, 08/15/22 (ETM)	45	46,083
Massachusetts Water Resources Authority RB, Serise A,
5.00%, 08/01/22	325	332,371
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	51,679
Series 2, 5.00%, 11/01/22	305	315,122
		14,209,652
Michigan — 1.7%
City of Detroit MI Sewage Disposal System Revenue RB,
Series A, 5.25%, 07/01/39 (PR 07/01/22)	1,000	1,019,950
Michigan Finance Authority RB
4.00%, 10/01/22	275	281,405
5.00%, 08/01/22	80	81,818
5.00%, 10/01/22	75	77,243
Series B, 5.00%, 10/01/22	455	468,610
Michigan State Building Authority RB
Series A, 5.00%, 10/15/22	930	959,342
Series I, 5.00%, 04/15/22	275	277,615
Michigan State Hospital Finance Authority RB, Series 200,
4.00%, 11/01/22	250	256,435
Michigan State University RB, Series A, 5.00%, 08/15/22	315	322,675
State of Michigan Comprehensive Transportation Revenue RB,
5.25%, 05/15/22 (AGM)	130	131,801

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan GO
Series A, 5.00%, 12/01/22	$470	$487,341
Series B, 5.00%, 11/01/22	710	733,781
State of Michigan RB, 5.00%, 03/15/22	230	231,267
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	1,015	1,050,549
University of Michigan RB, Series A, 5.00%, 04/01/22	130	131,001
		6,510,833
Minnesota — 1.3%
City of Minneapolis MN GO, 5.00%, 12/01/22	190	197,264
County of Hennepin MN GO
Series A, 5.00%, 12/01/22	140	145,268
Series B, 5.00%, 12/01/22	105	108,951
Series C, 5.00%, 12/01/22	100	103,763
Metropolitan Council GO
Series A, 5.00%, 03/01/22	235	235,905
Series B, 5.00%, 09/01/22	125	128,307
Series C, 4.00%, 03/01/22	100	100,304
Series C, 5.00%, 03/01/22	75	75,289
Series E, 5.00%, 09/01/22	100	102,645
Series I, 4.00%, 03/01/22	400	401,218
Minnesota Municipal Power Agency RB, Series A, 5.00%,
10/01/22	40	41,156
Minnesota Public Facilities Authority RB, Series A, 5.00%,
03/01/22	165	165,635
State of Minnesota GO
Series A, 5.00%, 08/01/22	780	797,731
Series B, 5.00%, 08/01/22	1,050	1,073,869
Series D, 5.00%, 10/01/22	530	545,853
Series F, 5.00%, 10/01/22	440	453,161
State of Minnesota RB, Series A, 5.00%, 06/01/22	155	157,366
		4,833,685
Mississippi — 0.2%
State of Mississippi GO
Series C, 5.00%, 10/01/22	120	123,598
Series F, 4.00%, 11/01/22	260	266,772
Series F, 5.25%, 10/01/22	100	103,163
Series H, 5.00%, 12/01/22	300	311,085
		804,618
Missouri — 0.7%
Health & Educational Facilities Authority of the State of
Missouri RB, Series A, 5.00%, 11/15/22	75	77,536
Metropolitan St. Louis Sewer District RB, Series B, 5.00%,
05/01/22	80	80,928
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	330	333,826
Series B, 5.00%, 05/01/22	465	470,392
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/22	175	176,061
Series A, 5.00%, 10/01/22	375	386,191
Series B, 5.00%, 04/01/22	230	231,771
Missouri State Environmental Improvement & Energy
Resources Authority RB, Series A, 5.00%, 07/01/22	420	427,998
University of Missouri RB, Series A, 5.00%, 11/01/22	405	418,441
		2,603,144
Montana — 0.0%
Montana Department of Transportation RB, 5.00%, 06/01/22	100	101,500
Security	Par (000)	Value

Nebraska — 0.6%
City of Lincoln NE Electric System Revenue RB, 5.00%,
09/01/22	$365	$374,547
City of Omaha NE GO, Series B, 5.00%, 11/15/22	695	719,341
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	119,028
Metropolitan Utilities District of Omaha Water System Revenue
RB, 5.00%, 12/01/22	360	373,179
Omaha Public Power District Nebraska City Station Unit 2 RB,
Series A, 5.00%, 02/01/22	135	135,000
Omaha Public Power District RB
Series A, 5.00%, 02/01/23 (PR 02/01/22)	255	255,000
Series AA, 5.00%, 02/01/22	125	125,000
University of Nebraska Facilities Corp. RB, 4.00%, 10/01/22	105	107,446
		2,208,541
Nevada — 1.8%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	200	205,267
Clark County School District GOL
Series A, 5.00%, 06/15/22	165	167,816
Series B, 5.00%, 06/15/22	280	284,779
Series C, 5.00%, 06/15/22	125	127,134
Series D, 5.00%, 06/15/22	240	244,097
Clark County Water Reclamation District GOL, 5.00%,
07/01/22	390	397,444
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/22	145	147,719
Series C, 5.00%, 07/01/22	150	152,812
County of Clark NV GOL
5.00%, 06/01/22	150	152,300
5.00%, 11/01/22	395	408,200
Series A, 5.00%, 07/01/22	145	147,761
Series B, 5.00%, 11/01/22	220	227,352
County of Clark NV RB
5.00%, 07/01/22	555	565,452
5.00%, 11/01/22	315	325,527
Series A, 5.00%, 07/01/22	470	478,851
County of Washoe NV RB, 5.00%, 02/01/22	100	100,000
Nevada System of Higher Education RB
4.00%, 07/01/22	50	50,750
Series A, 4.00%, 07/01/22	25	25,375
Series B, 5.00%, 07/01/22	485	494,277
State of Nevada GOL
Series B, 4.00%, 08/01/22	260	264,620
Series B, 5.00%, 11/01/22	80	82,673
Series C, 5.00%, 08/01/22	130	132,955
Series D-1, 5.00%, 03/01/22	660	662,530
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	550	565,724
5.00%, 12/01/22	120	124,424
Washoe County School District/NV GOL
Series A, 3.00%, 06/01/22	105	105,917
Series A, 5.00%, 06/01/22 (PSF)	185	187,837
		6,829,593
New Hampshire — 0.2%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22	150	153,646
Series B, 5.00%, 08/15/22	110	112,674
Series D, 4.00%, 08/15/22	100	101,896

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire (continued)
State of New Hampshire GO
5.00%, 12/01/22	$170	$176,296
Series A, 5.00%, 03/01/22	85	85,327
		629,839
New Jersey — 2.5%
County of Bergen NJ GO, 5.00%, 10/15/22	200	206,281
Monmouth County Improvement Authority (The) RB, 5.00%,
12/01/22 (GTD)	775	803,636
Monmouth County Improvement Authority(The) RB, 5.00%,
10/01/22	135	139,047
New Jersey Economic Development Authority RB
5.00%, 06/15/22	150	152,470
Series B, 5.00%, 11/01/22	905	932,542
Series DDD, 5.00%, 06/15/22	100	101,575
Series II, 5.00%, 03/01/22	65	65,230
Series NN, 5.00%, 03/01/22	860	863,048
Series XX, 4.00%, 06/15/22	40	40,483
Series XX, 5.00%, 06/15/22 (SAP)	120	121,890
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22	100	101,575
5.00%, 09/01/22	100	102,426
Series A, 5.00%, 07/01/22	700	713,272
Series I, 5.00%, 07/01/22	100	101,896
New Jersey Health Care Facilities Financing Authority RB,
Series A, 5.00%, 07/01/22	180	183,451
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	595	604,954
Series AA, 5.00%, 06/15/22	335	340,275
Series AA, 5.00%, 06/15/22 (SAP)	130	132,047
New Jersey Turnpike Authority RB, Series A, 5.00%, 01/01/43
(PR 07/01/22)	2,750	2,802,022
State of New Jersey GO
5.25%, 08/01/22	175	178,946
Series T, 5.00%, 06/01/22	590	598,489
		9,285,555
New Mexico — 0.7%
Albuquerque Municipal School District No. 12 GO, Series B,
5.00%, 08/01/22 (SAW)	100	102,258
County of Santa Fe NM GO, 5.00%, 07/01/22	140	142,666
New Mexico Finance Authority RB
Series D, 5.00%, 06/15/22	100	101,703
Series E, 5.00%, 06/15/22	125	127,129
Series SR, 5.00%, 06/15/22	360	366,158
State of New Mexico GO
5.00%, 03/01/22 (ETM)	115	115,437
Series B, 5.00%, 03/01/22	400	401,520
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/22	510	519,605
Series B, 4.00%, 07/01/22	265	268,896
Series B, 5.00%, 07/01/22	225	229,304
University of New Mexico (The) RB
Series A, 5.00%, 06/01/22	200	203,040
Series C, 5.00%, 06/01/22	105	106,596
		2,684,312
New York — 8.6%
City of New York NY GO
Series 1, 5.00%, 08/01/22	295	301,706
Series 2015-A, 5.00%, 08/01/22	625	639,207
Series A, 5.00%, 08/01/22	605	618,753
Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 12/01/22	$660	$684,105
Series C, 5.00%, 08/01/22	1,380	1,411,370
Series D, 5.00%, 08/01/22	415	424,433
Series E, 5.00%, 08/01/22	240	245,455
Series E, 5.25%, 08/01/22	305	312,312
Series G, 5.00%, 08/01/22	100	102,273
Series H, 5.00%, 08/01/22	285	291,479
Series I, 5.00%, 03/01/22	150	150,575
Series I, 5.00%, 08/01/22	365	373,297
Series J, 5.00%, 08/01/22	580	593,185
County of Nassau NY GOL, Series B, 5.00%, 04/01/22	120	120,926
Long Island Power Authority RB
5.00%, 09/01/22	100	102,604
Series B, 5.00%, 09/01/22	220	225,785
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	113,725
Series A-1, 5.00%, 11/15/22	230	237,428
Series A-2, 5.00%, 11/15/22	300	309,689
Series B, 5.00%, 11/15/22	700	722,608
Series B, 5.25%, 11/15/22 (AMBAC)	35	36,243
Series B-2, 5.00%, 11/15/22	595	614,217
Series C, 5.00%, 11/15/22	290	299,366
Series C, 5.00%, 11/15/22 (ETM)	20	20,698
Series D, 5.00%, 11/15/22	45	46,453
Series D-1, 5.00%, 11/01/22	680	700,890
Series E, 5.00%, 11/15/22	125	129,037
Series F, 5.00%, 11/15/22	515	531,645
Series H, 4.00%, 11/15/22	115	117,815
Series H, 4.00%, 11/15/22 (ETM)	40	41,083
Nassau County Interim Finance Authority RB
4.00%, 11/15/22	5	5,136
4.00%, 11/15/22 (ETM)	120	123,153
New York City Transitional Finance Authority Building Aid
Revenue RB
Series S-1, 4.00%, 07/15/22 (SAW)	115	116,885
Series S-1, 5.00%, 07/15/22 (ETM SAW)	115	117,380
Series S-2, 5.00%, 07/15/22 (ETM SAW)	25	25,517
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
3.00%, 11/01/22	115	117,130
5.00%, 11/01/22	305	315,192
Series A-1, 5.00%, 08/01/22	245	250,569
Series A-1, 5.00%, 11/01/22	440	454,704
Series B, 5.00%, 11/01/22	385	397,866
Series B-1, 4.00%, 08/01/22	70	71,233
Series B-1, 5.00%, 08/01/22	375	383,525
Series B-1, 5.00%, 11/01/22	110	113,676
Series C, 5.00%, 11/01/22	815	842,235
Series C1, 5.00%, 05/01/22	95	96,097
Series D, 5.00%, 11/01/22	205	211,851
Series E-1, 5.00%, 02/01/22	185	185,000
Series F-1, 5.00%, 02/01/22	200	200,000
Serise C-1, 4.00%, 11/01/22	100	102,597
Serise E-1, 5.00%, 02/01/22	295	295,000
New York City Water & Sewer System RB
Series CC-2, 5.00%, 06/15/22	325	330,533
Series DD, 4.00%, 06/15/22	60	60,800
Series DD-2, 5.00%, 06/15/22	260	264,407
Series EE, 4.00%, 06/15/22	205	207,734
Series FF, 5.00%, 06/15/23 (PR 06/15/22)	50	50,832

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Convention Center Development Corp. RB, 5.00%,
11/15/22	$205	$211,932
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22
(SAW)	65	67,407
New York Power Authority RB, Series A, 5.00%, 11/15/22	25	25,873
New York State Dormitory Authority RB
5.00%, 02/15/22	370	370,636
5.00%, 05/15/22	225	227,990
Series A, 0.00%, 05/15/22 (NPFGC)(a)	45	44,936
Series A, 5.00%, 02/15/22	405	405,696
Series A, 5.00%, 03/15/22	1,320	1,327,466
Series A, 5.00%, 04/01/22 (SAW)	130	130,997
Series A, 5.00%, 07/01/22	1,110	1,130,888
Series A, 5.00%, 10/01/22	315	324,465
Series A, 5.00%, 10/01/22 (SAW)	240	246,714
Series A, 5.50%, 05/15/22 (AMBAC)	125	126,836
Series B, 4.00%, 10/01/22	75	76,757
Series B, 4.00%, 10/01/22 (SAW)	125	127,869
Series B, 5.00%, 03/15/22	250	251,414
Series C, 5.00%, 03/15/22	210	211,188
Series D, 5.00%, 02/15/22	1,310	1,312,252
Series E, 5.00%, 03/15/22	345	346,951
Series F, 5.00%, 10/01/22 (AGM)	240	246,999
Series H, 5.00%, 10/01/22 (SAW)	100	102,991
New York State Environmental Facilities Corp. RB
5.00%, 06/15/22	610	620,477
Series A, 5.00%, 06/15/22	1,140	1,159,544
Series B, 4.00%, 11/15/22	80	82,188
Series B, 5.00%, 05/15/22	100	101,338
New York State Thruway Authority Highway & Bridge Trust
Fund RB, Series A, 5.00%, 04/01/22	480	483,704
New York State Thruway Authority RB
Series A, 5.00%, 03/15/22	190	191,074
Series J, 5.00%, 01/01/22	0	—
New York State Urban Development Corp. RB
5.00%, 03/15/22	150	150,848
Series A, 5.00%, 03/15/22	1,880	1,890,632
Series A-2, 5.50%, 03/15/22 (NPFGC)	65	65,406
Series C, 5.00%, 03/15/22	200	201,131
Serise A-1, 4.00%, 03/15/22	200	200,892
Port Authority of New York & New Jersey, 5.00%, 07/15/22	230	234,713
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/22	275	284,903
Series 189, 5.00%, 05/01/22	60	60,678
Series 194, 5.00%, 10/15/22	185	190,703
Series 205, 5.00%, 11/15/22	200	206,843
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%,
10/15/22	550	567,294
State of New York GO
Series A, 5.00%, 03/01/22	100	100,385
Series C, 5.00%, 04/15/22	630	636,016
Serise A, 5.00%, 03/15/22	180	181,022
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	205,390
Series A, 5.00%, 11/15/22	460	475,925
Series B, 5.00%, 11/15/22	595	615,643
Series B-1, 5.00%, 11/15/22	235	243,174
		32,325,594
North Carolina — 3.8%
City of Charlotte NC COP, Series C, 4.00%, 06/01/22	30	30,360
Security	Par (000)	Value

North Carolina (continued)
City of Charlotte NC GO
5.00%, 12/01/22	$270	$280,045
Series A, 5.00%, 07/01/22	355	361,821
City of Charlotte NC Water & Sewer System Revenue RB,
5.00%, 07/01/22	125	127,402
City of Durham NC GO, 5.00%, 09/01/22	125	128,292
City of Durham NC RB, 4.00%, 04/01/22	525	528,175
City of Fayetteville NC Public Works Commission Revenue RB,
5.00%, 03/01/22	50	50,192
City of Greensboro NC GO, Series B, 5.00%, 10/01/22	100	102,998
City of Raleigh NC GO
Series A, 5.00%, 09/01/22	250	256,584
Series B, 4.00%, 04/01/27 (PR 04/01/22)	1,000	1,006,030
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	145	148,377
County of Buncombe NC, 5.00%, 06/01/22	375	380,725
County of Buncombe NC GO, 5.00%, 06/01/22	100	101,527
County of Buncombe NC RB, 5.00%, 06/01/22	45	45,687
County of Durham NC GO, 5.00%, 10/01/22	385	396,568
County of Forsyth NC GO, 5.00%, 12/01/22	275	285,137
County of Guilford NC GO
Series A, 5.00%, 02/01/22	225	225,000
Series A, 5.00%, 05/01/22	260	263,015
Series A, 5.00%, 03/01/28 (PR 03/01/22)	3,460	3,473,178
Series D, 5.00%, 08/01/22	115	117,626
County of Mecklenburg NC GO
5.00%, 03/01/22	1,245	1,249,762
5.25%, 12/01/22	100	103,885
Series A, 5.00%, 09/01/22	135	138,547
Series B, 5.00%, 12/01/22	120	124,413
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	175,073
County of New Hanover NC GO, 5.00%, 08/01/22	400	409,093
County of Wake NC GO
5.00%, 05/01/22	140	141,616
Series A, 5.00%, 03/01/22	120	120,460
Series C, 5.00%, 03/01/22	120	120,460
County of Wake NC RB, Series A, 5.00%, 12/01/22	330	342,165
North Carolina Medical Care Commission RB, Series A, 5.00%,
10/01/22	215	221,168
State of North Carolina GO
Series A, 5.00%, 06/01/22	605	614,318
Series B, 5.00%, 06/01/22	200	203,080
Series C, 5.00%, 05/01/22	500	505,797
Series D, 4.00%, 06/01/22	605	612,322
State of North Carolina RB
5.00%, 03/01/22	285	286,093
Series B, 5.00%, 05/01/22	250	252,899
Series C, 5.00%, 05/01/22	345	349,000
		14,278,890
North Dakota — 0.1%
North Dakota Public Finance Authority RB, 5.00%, 10/01/22	350	360,326

Ohio — 4.0%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	50	51,425
City of Cincinnati OH Water System Revenue RB, Series B,
5.00%, 12/01/22	90	93,318
City of Columbus OH GO
Series 1, 5.00%, 07/01/22	205	208,904
Series A, 5.00%, 08/15/22	520	532,697
Series A, 5.00%, 02/15/23 (PR 08/15/22)	770	788,743
Series A, 5.00%, 02/15/26 (PR 08/15/22)	1,000	1,024,342

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
City of Columbus OH GOL
4.00%, 07/01/22	$65	$65,969
Series 6, 5.00%, 08/15/22	180	184,395
Serise B, 3.00%, 07/01/22	330	333,558
County of Franklin OH GOL, 5.00%, 06/01/22	210	213,220
County of Franklin OH Sales Tax Revenue RB, 5.00%,
06/01/22	200	203,067
County of Hamilton OH Sales Tax Revenue RB, Series A,
5.00%, 12/01/22	195	202,188
Kent State University RB, Series A, 4.00%, 05/01/22	50	50,443
Miami University/Oxford OH RB, 5.00%, 09/01/22	125	128,196
Ohio Higher Educational Facility Commission RB
5.00%, 12/01/22	115	119,151
Series A, 5.00%, 12/01/22	60	62,166
Ohio State University (The) RB
Series D, 5.00%, 12/01/22	635	658,733
Serise A, 5.00%, 12/01/22	350	363,081
Ohio Water Development Authority RB
5.00%, 06/01/22	135	137,084
5.00%, 12/01/22	175	181,496
5.50%, 12/01/22	175	182,220
Series A, 5.00%, 06/01/22	215	218,319
Series A, 5.00%, 12/01/22	120	124,454
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 12/01/22	820	850,438
Series 2015-A, 5.00%, 06/01/22	160	162,470
Series 2015-A, 5.00%, 12/01/22	230	238,537
Series B, 5.00%, 12/01/22	90	93,341
South-Western City School District GO, 5.00%, 12/01/36
(PR 06/01/22)	1,800	1,827,420
State of Ohio GO
Series A, 5.00%, 08/01/22	160	163,629
Series A, 5.00%, 09/01/22	225	230,912
Series A, 5.00%, 09/15/22	485	498,551
Series B, 4.00%, 11/01/22	100	102,589
Series B, 5.00%, 08/01/22	635	649,402
Series B, 5.00%, 09/01/22	270	277,095
Series C, 4.25%, 09/15/22	220	225,128
Series C, 5.00%, 08/01/22	290	296,578
Series C, 5.00%, 09/15/22	100	102,794
Series C, 5.00%, 11/01/22	100	103,334
Series Q, 5.00%, 05/01/22	85	85,986
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	1,225	1,239,049
Series S, 5.00%, 04/01/22	50	50,385
Series T, 5.00%, 11/01/22	160	165,371
Series U, 5.00%, 10/01/22	200	205,969
State of Ohio RB
5.00%, 10/01/22	200	205,955
Series A, 5.00%, 04/01/22	355	357,727
Series A, 5.00%, 12/01/22	500	518,261
Series B, 5.00%, 10/01/22	250	257,444
		15,035,534
Oklahoma — 0.5%
City of Oklahoma City OK GO, 5.00%, 03/01/22	75	75,288
Grand River Dam Authority RB
Series A, 4.00%, 06/01/22	125	126,475
Series A, 5.00%, 06/01/22	440	446,643
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22	245	249,635
Security	Par (000)	Value

Oklahoma (continued)
Series A, 5.00%, 07/01/22	$395	$402,472
Series C, 4.00%, 07/01/22	115	116,701
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/22	120	122,290
Oklahoma Water Resources Board RB, 5.00%, 04/01/22	285	287,199
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/22	110	112,048
		1,938,751
Oregon — 1.6%
City of Eugene OR Water Utility System Revenue RB, 5.00%,
08/01/22	65	66,481
City of Portland OR Sewer System Revenue RB
Series B, 5.00%, 06/15/22	300	305,075
Series B, 5.00%, 10/01/22	175	180,187
City of Portland OR Water System Revenue RB, 5.00%,
10/01/22	50	51,482
Clackamas & Washington Counties School District No. 3 GO,
Series A, 0.00%, 06/15/22 (NPFGC GTD)(a)	110	109,785
Clackamas Community College District GO, Series B, 0.00%,
06/15/22 (GTD)(a)	50	49,917
Clackamas County School District No. 12 North Clackamas
GO, 5.00%, 06/15/22 (GTD)	100	101,711
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	75	77,765
County of Clackamas OR GO, Series B, 5.00%, 06/01/22	125	126,921
County of Washington OR GOL, 5.00%, 06/01/22	50	50,768
Lane County School District No. 4J Eugene GO, 5.00%,
06/15/22 (GTD)	450	457,698
Oregon State Lottery RB
Series B, 5.00%, 04/01/22	155	156,214
Series C, 5.00%, 04/01/22	530	534,152
Port of Portland OR Airport Revenue RB, Series 23, 5.00%,
07/01/22	300	305,637
Portland Community College District GO, 5.00%, 06/15/22	465	472,937
Salem-Keizer School District No. 24J GO, Series B, 0.00%,
06/15/22 (GTD)(a)	330	329,402
State of Oregon Department of Transportation RB, Series A,
5.00%, 11/15/22	635	657,342
State of Oregon GO
4.00%, 11/01/22	175	179,545
Series A, 5.00%, 05/01/22	145	146,674
Series A, 5.00%, 08/01/22	50	51,137
Series D, 5.00%, 05/01/22	225	227,598
Series F, 5.00%, 05/01/22	25	25,289
Series I, 5.00%, 08/01/22	360	368,183
Series L, 5.00%, 08/01/22	100	102,273
Series N, 5.00%, 08/01/22	400	409,032
Serise A, 5.00%, 05/01/22	100	101,154
Tri-County Metropolitan Transportation District of Oregon RB,
Series A, 5.00%, 09/01/22	300	307,901
Washington & Multnomah Counties School District No. 48J
Beaverton GO, 5.00%, 06/15/22 (GTD)	50	50,855
		6,003,115
Pennsylvania — 1.7%
Bucks County Water & Sewer Authority RB, 4.00%, 06/01/22
(BAM)	100	101,156
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%,
07/01/22	200	203,724
City of Philadelphia PA Water & Wastewater Revenue RB,
Series B, 5.00%, 07/01/22	440	448,361
Commonwealth of Pennsylvania GO
5.00%, 02/01/22	150	150,000

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
5.00%, 07/15/22	$200	$204,108
First Series, 5.00%, 03/15/22	540	543,021
First Series, 5.00%, 04/01/22	295	297,252
First Series, 5.00%, 06/01/22	360	365,484
First Series, 5.00%, 06/15/22	125	127,110
First Series, 5.00%, 07/01/22	875	891,478
First Series, 5.00%, 09/15/22	320	328,860
Second Series, 5.00%, 08/15/22	130	133,139
Second Series, 5.00%, 09/15/22	100	102,769
Second Series, 5.00%, 10/15/22	100	103,119
County of Montgomery GO, 5.00%, 05/01/22	200	202,314
County of Montgomery PA GO, Series A, 5.00%, 08/15/22	125	128,059
Delaware River Joint Toll Bridge Commission RB, 5.00%,
07/01/22	95	96,793
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	290	298,140
Pennsylvania Higher Educational Facilities Authority RB,
Series A, 4.00%, 12/01/22	110	113,145
Pennsylvania Intergovernmental Cooperation Authority RB,
5.00%, 06/15/22	130	132,209
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	207,202
Series A-1, 5.00%, 12/01/22	415	430,121
Series B, 5.00%, 06/01/22	150	152,224
Series B, 5.00%, 12/01/22	120	124,372
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	102,212
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%,
09/01/22	300	307,687
West Chester Area School District/PA GO, Series AA, 4.00%,
05/15/22 (SAW)	185	186,935
		6,480,994
Rhode Island — 1.1%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/22	765	777,769
Rhode Island Health & Educational Building Corp. RB, 5.00%,
09/01/22	1,055	1,082,784
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB
Series B, 5.00%, 10/01/22	800	823,929
Series C, 5.00%, 10/01/22	205	211,132
Serise A, 5.00%, 10/01/22	160	164,786
State of Rhode Island COP, Series A, 5.00%, 10/01/22	400	411,557
State of Rhode Island GO
Series A, 5.00%, 05/01/22	195	197,246
Series A, 5.00%, 08/01/22	325	332,371
		4,001,574
South Carolina — 0.6%
Beaufort County School District/SC GO, Series A, 5.00%,
03/01/22	55	55,212
Charleston Educational Excellence Finance Corp. RB, 5.00%,
12/01/22	300	310,982
City of Columbia SC Waterworks & Sewer System Revenue
RB, 4.00%, 02/01/22	135	135,000
Greenville County School District RB, 5.00%, 12/01/22	180	186,666
SCAGO Educational Facilities Corp. for Pickens School District
RB, 5.00%, 12/01/22	70	72,533
South Carolina Public Service Authority RB, Series A, 5.00%,
12/01/22	195	202,072
South Carolina Transportation Infrastructure Bank RB,
Series B, 5.00%, 10/01/22	625	643,822
Security	Par (000)	Value

South Carolina (continued)
State of South Carolina GO
Series A, 4.00%, 04/01/22 (SAW)	$20	$20,123
Series A, 5.00%, 10/01/22	245	252,362
Series B, 5.00%, 04/01/22 (SAW)	400	403,114
University of South Carolina RB, 5.00%, 05/01/22	70	70,806
		2,352,692
Tennessee — 1.3%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%,
02/01/22	195	195,000
City of Memphis TN Electric System Revenue, 5.00%,
12/01/22	100	103,644
City of Memphis TN Electric System Revenue RB, 4.00%,
12/01/22	135	138,802
County of Hamilton TN GO
Series A, 5.00%, 05/01/22	195	197,271
Series B, 5.00%, 03/01/22	150	150,580
County of Knox TN GO, Series B, 5.00%, 06/01/22	210	213,227
County of Rutherford TN GO, 5.00%, 04/01/22	265	267,036
County of Shelby TN GO, Series A, 5.00%, 04/01/22	130	131,007
Metropolitan Government Nashville & Davidson County Health
& Educational Facility Building RB, Series D, 5.00%,
10/01/22	105	108,048
Metropolitan Government of Nashville & Davidson County
TN GO
5.00%, 07/01/22	645	657,283
Series A, 5.00%, 07/01/22	45	45,857
Metropolitan Government of Nashville & Davidson County TN
Water & Sewer Revenue RB, 5.00%, 07/01/22	565	575,659
State of Tennessee GO
Series A, 5.00%, 08/01/22	880	900,049
Series A, 5.00%, 09/01/22	340	349,015
Tennessee Energy Acquisition Corp. RB, Series C, 5.00%,
02/01/22	30	30,000
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	180,982
Series A, 5.00%, 11/01/22	360	372,307
Series B, 5.00%, 11/01/22	165	170,640
		4,786,407
Texas — 10.2%
Aldine Independent School District GO, 5.00%, 02/15/22
(PSF)	25	25,043
Allen Independent School District GO, 5.00%, 02/15/22 (PSF)	200	200,344
Austin Community College District GOL, 5.00%, 08/01/22	90	92,032
Austin Community College District Public Facility Corp. RB,
5.00%, 08/01/22	115	117,591
Austin Independent School District GO
5.00%, 08/01/22 (PSF)	120	122,643
Series A, 5.00%, 08/01/22	260	265,726
Series B, 5.00%, 08/01/22	75	76,705
Series B, 5.00%, 08/01/22 (PSF)	90	91,982
Birdville Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	180	180,309
Series B, 5.00%, 02/15/22 (PSF)	35	35,060
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/22	345	353,424
Series B, 5.00%, 08/15/22	150	153,663
Canadian River Municipal Water Authority Corp. RB, 5.00%,
02/15/22	125	125,210

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/22 (AMBAC)(a)	$180	$179,428
Series A, 5.00%, 08/15/41 (PR 08/15/22)	185	189,453
City of Arlington TX GOL, 5.00%, 08/15/22	105	107,552
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%,
11/15/22	715	740,042
City of Austin TX GOL
4.50%, 09/01/22	175	179,081
5.00%, 09/01/22	290	297,603
Series A, 5.00%, 09/01/22	180	184,719
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	270	279,363
Series A, 5.00%, 05/15/22	135	136,794
Series A, 5.00%, 05/15/22 (ETM)	25	25,325
Series A, 5.00%, 11/15/22	605	626,141
City of Carrollton TX GOL, 5.00%, 08/15/22	175	179,273
City of Corpus Christi TX Utility System Revenue RB, Series C,
5.00%, 07/15/22	45	45,926
City of Dallas TX GOL, 5.00%, 02/15/22	190	190,327
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/22	445	458,189
Serise C, 5.00%, 10/01/22	200	205,928
City of El Paso TX GOL, 5.00%, 08/15/22	130	133,181
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22	30	30,115
Serise A, 5.00%, 03/01/22	500	501,917
City of Fort Worth TX GOL, 5.00%, 03/01/22	85	85,325
City of Fort Worth TX Water & Sewer System Revenue RB,
5.00%, 02/15/22	415	415,714
City of Garland TX Water & Sewer System Revenue RB,
Series A, 5.00%, 03/01/22	115	115,438
City of Houston TX Airport System Revenue RB, Series B,
5.00%, 07/01/22	125	127,380
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	382,899
Series C, 5.00%, 05/15/22	505	511,770
Series D, 5.00%, 11/15/22	125	129,358
City of Houston TX GOL, Series A, 5.00%, 03/01/22	310	311,196
City of Houston TX Hotel Occupancy Tax RB, 5.00%, 09/01/22	80	82,031
City of Lubbock TX GOL
5.00%, 02/15/22	55	55,094
Series A, 4.00%, 02/15/22	225	225,304
City of McKinney TX GOL, 5.00%, 08/15/22	250	256,104
City of Plano TX GOL
5.00%, 09/01/22	485	497,772
Series A, 5.00%, 09/01/22	125	128,292
City of San Antonio Texas Electric & Gas Systems
Revenue RB
5.00%, 02/01/22	215	215,000
Series REF, 5.00%, 02/01/22	1,130	1,130,000
City of San Antonio Texas GOL, 5.00%, 02/01/22	40	40,000
City of San Antonio Texas RB, 5.00%, 02/01/22	125	125,000
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	260	260,000
5.00%, 02/01/22 (ETM)	130	130,000
Clear Creek Independent School District GO
5.00%, 02/15/22 (PSF)	140	140,241
Series D, 5.00%, 02/15/22 (PSF)	190	190,327
College Station Independent School District GO, 5.00%,
08/15/22 (PSF)	100	102,442
Security	Par (000)	Value

Texas (continued)
Comal Independent School District GO, Series A, 5.00%,
02/01/22 (PSF)	$100	$100,000
Conroe Independent School District GO, 5.00%, 02/15/22
(PSF)	100	100,172
County of Fort Bend TX GO, 5.00%, 03/01/22	175	175,671
County of Harris TX GOL
Series A, 5.00%, 10/01/22	695	715,788
Series B, 5.00%, 10/01/22	85	87,542
County of Harris TX RB
Series A, 5.00%, 08/15/22	195	199,762
Series B, 5.00%, 08/15/22	185	189,517
County of Tarrant TX GOL, 5.00%, 07/15/22	405	413,430
Cypress-Fairbanks Independent School District GO, Series C,
5.00%, 02/15/22 (PSF)	200	200,344
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	460	476,957
Series B, 4.00%, 12/01/22	150	154,352
Series B, 5.00%, 12/01/22	740	767,279
Dallas Independent School District GO, Series A, 5.00%,
08/15/22 (PSF)	125	127,997
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22	360	372,086
Series E, 5.00%, 11/01/22	155	160,204
Series F, 5.00%, 11/01/22	295	304,903
Series G, 5.00%, 11/01/22	25	25,839
Deer Park Independent School District GOL, 5.00%, 02/15/22
(PSF)	80	80,136
Eagle Mountain & Saginaw Independent School District GO,
Series A, 5.00%, 08/15/22 (PSF)	95	97,320
Fort Bend Independent School District GO
5.00%, 08/15/22 (PSF)	200	204,884
Series A, 5.00%, 08/15/22 (PSF)	80	81,953
Fort Worth Independent School District GO, 5.00%, 02/15/22
(PSF)	385	385,661
Frisco Independent School District GO
4.00%, 08/15/22 (PSF)	40	40,765
5.00%, 08/15/22 (PSF)	165	169,038
Grand Prairie Independent School District GO, 5.00%,
02/15/22 (PSF)	225	225,387
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	108,119
5.00%, 11/15/22	25	25,845
Harris County Toll Road Authority (The) RB, Series A, 5.00%,
08/15/22	340	348,302
Houston Community College System GOL, 5.00%, 02/15/22	155	155,266
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	275	275,473
Series A, 5.00%, 02/15/22 (PSF)	110	110,189
Katy Independent School District GO, Series A, 4.00%,
02/15/22 (PSF)	20	20,027
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	30,734
Series A, 5.00%, 08/15/22 (PSF)	45	46,101
Klein Independent School District GO
5.00%, 08/01/22 (PSF)	125	127,829
Series A, 5.00%, 02/01/22 (PSF)	190	190,000
Lamar Consolidated Independent School District GO, 5.00%,
02/15/22 (PSF)	315	315,541

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Leander Independent School District GO
Series A, 0.00%, 08/15/22 (PSF)(a)	$135	$134,618
Series B, 0.00%, 08/15/22(a)	50	49,838
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	500	498,784
5.00%, 08/15/22 (PSF)	155	158,785
Series A, 4.00%, 08/15/22 (PSF)	140	142,670
Series A, 5.00%, 08/15/22 (PSF)	45	46,099
Lone Star College System GOL
5.00%, 09/15/22	215	220,994
Series B, 5.00%, 02/15/22	135	135,231
Lower Colorado River Authority RB
5.00%, 05/15/22	500	506,659
Series B, 5.00%, 05/15/22	130	131,687
Series D, 5.00%, 05/15/22	125	126,665
Mesquite Independent School District GO, Series C, 5.00%,
08/15/22 (PSF)	115	117,808
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22	120	124,001
Series B, 5.00%, 11/01/22	120	124,001
Midway Independent School District/McLennan County GO,
5.00%, 08/01/22 (PSF)	145	148,296
North Central Texas Health Facility Development Corp. RB,
5.00%, 08/15/22	20	20,483
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF)	55	56,250
5.25%, 02/01/22 (PSF)	165	165,000
North Texas Municipal Water District RB
5.00%, 06/01/22	355	360,432
6.25%, 06/01/22	85	86,651
North Texas Municipal Water District Water System Revenue
RB, 5.00%, 09/01/22	280	287,274
Northside Independent School District GO
5.00%, 06/15/22 (PSF)	390	396,657
5.00%, 08/15/22 (PSF)	480	491,721
Series A, 5.00%, 06/01/22 (PSF)	75	76,150
Northwest Independent School District GO
5.00%, 02/15/22 (PSF)	120	120,207
Series A, 5.00%, 02/15/22 (PSF)	250	250,431
Permanent University Fund - Texas A&M University System
RB, Series A, 5.00%, 07/01/22	100	101,904
Permanent University Fund - University of Texas System RB,
Series A, 5.00%, 07/01/22	100	101,887
Permanent University Fund RB - Texas A&M University
System, 5.00%, 07/01/22	330	336,285
Pflugerville Independent School District GO
5.00%, 02/15/22 (PSF)	150	150,258
Series A, 5.00%, 02/15/22	300	300,516
Plano Independent School District GO, Series A, 5.00%,
02/15/22 (PSF)	60	60,103
Port Authority of Houston of Harris County Texas GO, Series A,
5.00%, 10/01/22	140	144,188
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF)	630	631,092
5.00%, 08/15/22 (PSF)	100	102,464
San Antonio Water System RB
5.00%, 05/15/22	65	65,868
5.00%, 05/15/22 (ETM)	105	106,378
Series A, 5.00%, 05/15/22	435	440,806
Series A, 5.00%, 05/15/22 (ETM)	185	187,428
Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 05/15/22	$200	$202,670
San Jacinto College District GOL, 5.00%, 02/15/22	100	100,169
Southwest Higher Education Authority Inc. RB, Series SE,
5.00%, 10/01/22	55	56,611
Spring Branch Independent School District GOL, Series B,
5.00%, 02/01/22 (PSF)	240	240,000
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	100	102,420
5.00%, 08/15/22 (PSF)	250	256,050
State of Texas GO
5.00%, 04/01/22	115	115,866
5.00%, 10/01/22	890	916,500
Series A, 5.00%, 10/01/22	1,095	1,127,604
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	108,119
5.00%, 12/01/22	45	46,643
Tarrant Regional Water District RB, 5.00%, 09/01/22	145	148,819
Tarrant Regional Water District Water Supply System RB,
5.00%, 03/01/22	265	266,016
Texas A&M University RB
Series A, 5.00%, 05/15/22	75	75,999
Series B, 5.00%, 05/15/22	20	20,266
Series D, 5.00%, 05/15/22	265	268,529
Series E, 5.00%, 05/15/22	400	405,327
Serise C, 5.00%, 05/15/22	100	101,332
Texas State University System RB
5.00%, 03/15/22	325	326,834
Series A, 5.00%, 03/15/22	455	457,567
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/22	990	1,019,612
Series A, 5.00%, 04/01/22	300	302,315
Series A, 5.00%, 10/01/22	240	247,179
Texas Water Development Board RB
3.00%, 10/15/22	1,000	1,017,540
5.00%, 04/15/22	80	80,761
5.00%, 08/01/22	230	235,228
5.00%, 10/15/22	160	165,048
Series A, 5.00%, 04/15/22	250	252,377
Trinity River Authority Central Regional Wastewater System
Revenue RB, 5.00%, 08/01/22	210	214,774
Trinity River Authority RB, 5.00%, 02/01/22	135	135,000
University of Houston RB, Series A, 5.00%, 02/15/22	105	105,181
University of North Texas System RB
5.00%, 04/15/22	155	156,464
5.00%, 04/15/22 (ETM)	60	60,557
Series A, 5.00%, 04/15/22	150	151,417
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	295	302,203
Series C, 5.00%, 08/15/22	415	425,133
Series E, 5.00%, 08/15/22	320	327,814
Weatherford Independent School District GO, 0.00%, 02/15/22
(PSF)(a)	115	114,990
Wylie Independent School District/TX GO, Series B, 4.00%,
08/15/22 (PSF)	165	168,146
		38,328,838
Utah — 1.2%
Alpine School District/UT GO, Series B, 5.00%, 03/15/22
(GTD)	300	301,697
Central Utah Water Conservancy District RB, Series B, 5.00%,
10/01/22	165	169,913

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
County of Utah UT Transportation Sales Tax Revenue RB,
5.00%, 12/01/22	$220	$228,072
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	170	173,180
Metropolitan Water District of Salt Lake & Sandy RB, Series A,
4.00%, 07/01/22	350	355,234
Provo School District GO, 5.00%, 06/15/22 (GTD)	20	20,339
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	71,635
State of Utah GO, 5.00%, 07/01/22	400	407,651
University of Utah (The) RB
Series A, 5.00%, 08/01/22	350	357,938
Series B, 5.00%, 08/01/22	325	332,338
Utah State Building Ownership Authority RB, 5.00%, 05/15/22	835	846,097
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	735	747,514
Series A, 5.00%, 06/15/22	155	157,617
Series A, 5.25%, 06/15/22	180	183,245
		4,352,470
Vermont — 0.1%
State of Vermont GO, 5.00%, 08/15/22	120	122,956
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	325	336,953
Series 5, 5.00%, 12/01/22	60	62,207
		522,116
Virginia — 4.4%
City of Alexandria VA GO
Series A, 5.00%, 07/15/22 (SAW)	125	127,608
Series B, 4.00%, 06/15/25 (PR 06/15/22) (SAW)	1,245	1,261,606
Series B, 5.00%, 06/15/22 (SAW)	270	274,629
City of Hampton VA GO, Series B, 5.00%, 09/01/22 (SAW)	45	46,185
City of Norfolk VA GO
5.00%, 08/01/22 (SAW)	310	317,031
Series A, 5.00%, 09/01/22 (SAW)	205	210,387
City of Richmond VA GO
Series A, 5.00%, 03/01/22 (SAW)	340	341,303
Series B, 5.00%, 07/15/22	100	102,077
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/22
(SAW)	100	102,800
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/22	565	573,683
Series A, 5.00%, 06/01/22 (ETM)	160	162,400
County of Fairfax VA GO
Series A, 4.00%, 10/01/22 (SAW)	275	281,312
Series A, 5.00%, 10/01/22 (SAW)	915	942,057
Series B, 4.00%, 10/01/22 (SAW)	105	107,410
Series B, 5.00%, 10/01/22 (SAW)	325	334,611
County of Henrico VA GO, 4.00%, 08/01/22	50	50,894
County of Henrico VA Water & Sewer Revenue RB, 5.00%,
05/01/22	30	30,348
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	77,784
Hampton Roads Sanitation District RB, Serise A, 5.00%,
08/01/22	250	255,696
Hampton Roads Transportation Accountability Commission RB,
Series A, 5.00%, 07/01/22	840	855,784
University of Virginia RB, Series A, 5.00%, 06/01/22	125	126,925
Virginia Beach Development Authority RB, Series B, 5.00%,
12/01/22	45	46,647
Virginia College Building Authority RB
5.00%, 02/01/22	75	75,000
5.00%, 09/01/22 (ST INTERCEPT)	255	261,640
Security	Par (000)	Value

Virginia (continued)
5.00%, 09/01/22 (ETM) (ST INTERCEPT)	$520	$533,602
5.00%, 02/01/25 (PR 02/01/22)	110	110,000
Series A, 5.00%, 02/01/22	450	450,000
Series A, 5.00%, 09/01/22 (SAW)	95	97,474
Series A, 5.00%, 09/01/22 (ETM) (SAW)	55	56,422
Series B, 5.00%, 09/01/22 (ST INTERCEPT)	65	66,693
Series B, 5.00%, 09/01/22 (ETM) (ST INTERCEPT)	35	35,905
Series B, 5.00%, 02/01/23 (PR 02/01/22)	1,000	1,000,000
Series D, 5.00%, 02/01/22	145	145,000
Series E-2, 5.00%, 02/01/22	50	50,000
Virginia Commonwealth Transportation Board, 5.00%,
09/15/22	120	123,322
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	405	410,335
5.00%, 05/15/25 (PR 05/15/22)	1,020	1,033,538
Series A, 4.50%, 03/15/22	645	648,223
Series A, 5.00%, 09/15/25 (PR 03/15/22)	510	512,880
Series B, 5.00%, 05/15/22	175	177,305
Virginia Commonwealth Transportation Board RB , 5.00%,
05/15/22	95	96,251
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/22	945	966,613
Series B, 5.00%, 08/01/22	100	102,293
Series C, 5.00%, 08/01/22	310	317,110
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	275	281,265
Series A, 5.00%, 08/01/22	50	51,139
Series A, 5.00%, 08/01/22 (SAW)	75	76,709
Series B, 5.00%, 08/01/22	360	368,202
Series B, 5.00%, 08/01/22 (SAW)	535	547,189
Series B, 5.00%, 08/01/22 (ETM)	5	5,112
Virginia Resources Authority Clean Water Revolving Fund RB,
5.00%, 10/01/22	40	41,199
Virginia Resources Authority RB
5.00%, 11/01/22	500	516,747
5.00%, 11/01/22 (ETM)	50	51,659
Series A, 5.00%, 11/01/22	405	418,566
Serise S, 5.00%, 11/01/22	165	170,527
		16,427,097
Washington — 5.4%
Central Puget Sound Regional Transit Authority RB,
Series S-1, 5.00%, 11/01/22	170	175,681
Central Washington University RB, 5.00%, 05/01/22	50	50,553
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	200	201,527
5.00%, 05/01/22	395	399,510
City of Seattle WA GOL
Series A, 5.00%, 04/01/22	750	755,725
Series A, 5.00%, 06/01/22	65	65,986
Series A, 5.00%, 12/01/22	100	103,644
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	535	548,931
Series A, 5.00%, 05/01/22	75	75,856
Series C, 5.00%, 10/01/22	160	164,731
City of Seattle WA Water System Revenue RB, 5.00%,
09/01/22	330	338,593
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	330	342,165
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/22	0	—
Clark County School District No. 119 Battleground GO, 4.00%,
12/01/22 (GTD)	155	159,353

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
County of King WA GO, 5.00%, 12/01/22	$600	$622,118
County of King WA GOL
4.00%, 12/01/22	20	20,572
Series C, 5.00%, 12/01/22	210	217,741
Series E, 5.00%, 12/01/22	1,235	1,280,526
County of King WA Sewer Revenue RB, Series B, 5.00%,
07/01/22	710	723,521
County of Snohomish WA GOL, 5.00%, 12/01/22	140	145,161
Energy Northwest RB, Series A, 5.00%, 07/01/22	975	993,691
King & Snohomish Counties School District No. 417
Northshore GO
5.00%, 12/01/22	225	233,294
5.00%, 12/01/22 (GTD)	565	585,828
King County Rural Library District GO, 4.00%, 12/01/22	355	365,149
King County School District No 405 Bellevue GO, 5.00%,
12/01/22	100	103,686
King County School District No. 405 Bellevue GO, 5.00%,
12/01/22 (GTD)	455	471,772
King County School District No. 409 Tahoma GO, 5.00%,
12/01/22 (GTD)	220	228,110
King County School District No. 414 Lake Washington GO,
5.00%, 12/01/22 (GTD)	345	357,718
Pierce County School District No. 10 Tacoma GO, 5.00%,
12/01/22 (GTD)	570	591,012
Port of Seattle WA RB
Series A, 5.00%, 08/01/22	435	444,778
Series B, 5.00%, 03/01/22	110	110,417
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	135	139,942
Snohomish County Public Utility District No. 1 RB, 5.00%,
12/01/22	190	197,004
Snohomish County School District No. 201 Snohomish GO,
5.00%, 12/01/22 (GTD)	230	238,400
State of Washington COP
Series A, 5.00%, 07/01/22	150	152,825
Series B, 4.00%, 07/01/22	295	299,337
State of Washington GO
5.00%, 07/01/22	260	264,896
Series A, 5.00%, 08/01/22	100	102,248
Series A, 5.00%, 08/01/26 (PR 08/01/22)	1,750	1,789,514
Series B, 5.00%, 02/01/22	250	250,000
Series B, 5.00%, 07/01/22	495	504,323
Series B, 5.00%, 08/01/22	160	163,596
Series C, 0.00%, 06/01/22 (AMBAC)(a)	135	134,807
Series C, 5.00%, 06/01/22	40	40,607
Series D, 5.00%, 02/01/22	120	120,000
Series D, 5.00%, 07/01/22	25	25,471
Series D, 5.25%, 02/01/22	100	100,000
Series F, 0.00%, 12/01/22 (NPFGC)(a)	65	64,643
Series F, 5.00%, 07/01/22	190	193,578
Series R-2012C, 4.00%, 07/01/22	480	487,057
Series R-2012D, 5.00%, 07/01/22	115	117,166
Series R-2015E, 5.00%, 07/01/22	330	336,215
Series R-2017A, 5.00%, 08/01/22	200	204,496
Series R-C, 5.00%, 07/01/22	105	106,977
Series R-D, 5.00%, 08/01/22	250	255,620
Serise R-2020C, 5.00%, 07/01/22	320	326,026
State of Washington RB
Series C, 5.00%, 09/01/22	260	266,739
Series F, 5.00%, 09/01/22	495	507,831
Security	Par (000)	Value

Washington (continued)
University of Washington RB
5.00%, 04/01/22	$165	$166,273
Series A, 5.00%, 12/01/22	75	77,765
Series B, 5.00%, 06/01/22	100	101,533
Series C, 5.00%, 12/01/22	720	746,541
Washington Health Care Facilities Authority RB, Series A,
5.00%, 11/15/22	125	129,213
Washington State University RB
5.00%, 04/01/22	215	216,648
5.00%, 10/01/22	200	205,928
Yakima County School District No. 7 Yakima GO, 5.00%,
12/01/22 (GTD)	175	181,421
Yakima County School District No. 90 East Valley GO, 5.00%,
12/01/22 (GTD)	130	134,704
		20,226,693
West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 11/01/22	575	594,259
Serise A, 5.00%, 06/01/22	150	152,305
West Virginia Commissioner of Highways, Series A, 5.00%,
09/01/22	150	153,995
West Virginia Commissioner of Highways RB,
Series A, 5.00%, 09/01/22	440	451,719
West Virginia State School Building Authority Lottery RB,
Series A, 5.00%, 07/01/22	250	254,747
West Virginia Water Development Authority RB, Series A,
5.00%, 07/01/22	200	203,851
		1,810,876
Wisconsin — 3.2%
City of Madison WI GO, Series A, 4.00%, 10/01/22	100	102,329
City of Milwaukee WI GO
Series N2, 5.00%, 05/01/22	30	30,339
Series N2, 5.00%, 05/15/22	125	126,628
City of Milwaukee WI Sewerage System Revenue RB,
Series S5, 5.00%, 06/01/22	260	263,899
Madison Metropolitan School District/WI GO, 4.00%, 03/01/22	95	95,289
Milwaukee County Metropolitan Sewer District GO
Series A, 4.00%, 10/01/22	110	112,555
Series A, 5.00%, 10/01/22	105	108,134
Series A, 5.25%, 10/01/22	105	108,307
State of Wisconsin Clean Water Fund Leveraged Loan
Portfolio RB
Series 1, 4.00%, 06/01/22 (ETM)	75	75,882
Series 1, 5.00%, 06/01/22 (ETM)	125	126,883
State of Wisconsin Environmental Improvement Fund
Revenue RB, Serise A, 5.00%, 06/01/22	250	253,851
State of Wisconsin GO
5.00%, 11/01/22	205	211,851
Series 1, 5.00%, 05/01/22	150	151,732
Series 1, 5.00%, 05/01/22 (ETM)	100	101,147
Series 1, 5.00%, 11/01/22	125	129,177
Series 2, 4.00%, 11/01/22	140	143,636
Series 2, 5.00%, 05/01/22	155	156,789
Series 2, 5.00%, 05/01/22 (ETM)	20	20,229
Series 2, 5.00%, 11/01/22	955	986,913
Series 3, 4.00%, 11/01/22	125	128,246
Series 3, 5.00%, 11/01/22	615	635,552
Series B, 5.00%, 05/01/22	75	75,866
Series D, 5.00%, 05/01/22	130	131,501

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
State of Wisconsin RB, Series A, 5.00%, 05/01/22	$600	$606,896
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	465	473,855
Series 1, 5.00%, 07/01/27 (PR 07/01/22)	2,790	2,842,779
Series 1, 5.00%, 07/01/28 (PR 07/01/22)	2,000	2,037,834
Series 2, 5.00%, 07/01/22	805	820,331
Series 2, 5.00%, 07/01/23 (PR 07/01/22)	225	229,256
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	165	168,939
Series C, 5.00%, 08/15/22 (ETM)	40	40,963
Series E, 4.00%, 11/15/22	125	128,389
WPPI Energy RB, Series A, 5.00%, 07/01/22	460	468,216
		12,094,193

Total Municipal Debt Obligations — 99.1%
(Cost: $370,919,203)		372,488,343
Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 0.01%(c)(d)	232	$232,216

Total Short-Term Investments — 0.0%
(Cost: $232,217)		232,216

Total Investments in Securities — 99.1%
(Cost: $371,151,420)		372,720,559

Other Assets, Less Liabilities — 0.9%		3,295,416

Net Assets — 100.0%		$376,015,975

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$346,035	$—	$(113,371	)(a)	$(429)	$(19)	$232,216	232	$55	$—

(a)       Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$372,488,343	$—	$372,488,343
Money Market Funds	232,216	—	—	232,216
	$232,216	$372,488,343	$—	$372,720,559

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AMBAC	Ambac Assurance Corp.	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.	SAP	Subject to Appropriations
COP	Certificates of Participation	SAW	State Aid Withholding
ETM	Escrowed to Maturity	ST	Special Tax
GO	General Obligation	TA	Tax Allocation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded